Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Payments under Non-Cancellable Operating Leases	Future minimum payments under non-cancellable operating leases as of December 31, 2014 were as follows:

2015	$3,307
2016	1,516
2017	419
2018 and after	—

Total	$5,242